Summary of Significant Accounting Policies and Practices	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies and Practices

2.            Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements of the Company are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America and pursuant to the rules and regulations of the SEC.

Net Income (Loss) Per Share

Net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period. The Company has not considered the effect of the warrants sold in the Public Offering (including the over-allotment) and private placement warrants to purchase approximately 13,333,333 and 6,333,334 shares of the Company's Class A common stock, respectively, in the calculation of diluted income per share, since their inclusion would be anti-dilutive.

The Company’s consolidated statement of operations includes a presentation of net income per share for common shares subject to redemption in a manner similar to the two-class method of net income (loss) per share. Net income (loss) per common share for basic and diluted Class A common stock is calculated by dividing the interest income earned on the Trust Account of $5,111,208, net of applicable franchise taxes of $153,971, working capital up to $250,000 annually, and income taxes of $944,494, by the weighted average number of Class A common stock since issuance. Net loss per common share for basic and diluted for Class B common stock is calculated by dividing the net loss of $1,453,333, which excludes income attributable to Class A common stock, by the weighted average number of Class B common stock outstanding for the period.

Emerging Growth Company

Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the "JOBS Act") exempts emerging growth companies from being required to comply with new or revised financial accounting  standards until private companies (that is, those that have not had a registration statement under the Securities Act of 1933, as amended (the "Securities Act"), declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the "Exchange Act") are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements  that apply to non-emerging  growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements  with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential  differences in accounting standards used.

Concentration of Credit Risk

Financial  instruments that potentially  subject the Company  to concentration of credit risk consist of cash accounts in a financial institution which, at times, may exceed the Federal depository  insurance coverage of $250,000. The Company  has not experienced losses on these accounts and management believes the Company  is not exposed to significant risks on such accounts.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair  Value Measurements and Disclosures,” approximates the carrying amounts represented  in the consolidated balance sheet with the exception of investments in Trust, as they are carried at amortized cost.

Use of Estimates

The preparation of consolidated financial statements  in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions  that affect the reported  amounts  of assets and liabilities and disclosure of contingent  assets and liabilities at the date of the consolidated financial statements and the reported  amounts  of revenue and expenses during the reporting  period. Actual results could differ from those estimates.

Offering Costs

The Company complies with the requirements  of the ASC 340‑10‑S99‑1. Offering costs of $22,555,869 consisting principally of underwriters' discounts of $22,000,000 (including $14,000,000 of which payment is deferred) and $555,869 of professional, printing, filing, regulatory and other costs were charged to additional paid-in capital upon completion of the Public Offering. Approximately $224,395 of such offering expenses were accrued but unpaid at December 31, 2019.

Redeemable Shares

As discussed in Note 1, all of the 40,000,000 shares of Class A common stock sold as parts of the Units in the Public Offering contain a redemption feature which allows for the redemption of shares of Class A common stock under the Company's Charter. In accordance with FASB ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity's equity instruments, are excluded from the provisions of FASB ASC 480. Although the Company has not specified a maximum redemption threshold, its Charter provides that in no event will the Company redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001.

The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of the security at the end of each reporting period. Increases or decreases in the carrying amount of redeemable shares of Class A common stock shall be affected by charges against additional paid in capital.

Accordingly, at December 31, 2019, 38,427,853 shares of the 40,000,000 shares of Class A common stock included in the Units were classified outside of permanent equity.

Income Taxes

The Company  complies with the accounting  and reporting  requirements  of Financial  Accounting Standards Board Accounting  Standard Codification, or FASB ASC, 740, “Income Taxes,” which requires an asset and liability approach to financial accounting  and reporting  for income taxes. Deferred income tax assets and liabilities are computed  for differences between the financial statement  and tax bases of assets and liabilities that will result in future taxable or deductible amounts,  based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount  expected to be realized.

There were no unrecognized tax benefits as of December 31, 2019. FASB ASC 740 prescribes a recognition threshold and a measurement  attribute for the financial statement  recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company  recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts  were accrued for the payment of interest and penalties at December 31, 2019. The Company  is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company  is subject to income tax examinations by major taxing authorities since inception. The Company's currently taxable income primarily consists of interest income on the Trust Account. The Company's general and administrative costs are generally considered start-up costs and are not currently deductible. During the period from March 27, 2019 (inception) to December 31, 2019, the Company recorded an income tax expense of $944,494.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Draft Kings Inc
Summary of Significant Accounting Policies and Practices

2.    Summary of Significant Accounting Policies and Practices

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts and operations of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated upon consolidation.

Going Concern

Since its inception, the Company has funded its operations primarily with proceeds from sales of convertible preferred stock (including proceeds from convertible debt, which converted into convertible preferred stock) and borrowings under loan and security agreements. The Company has experienced operating losses for the years ended December 31, 2019, 2018 and 2017. In addition, as of December 31, 2019, 2018 and 2017, the Company had negative operating cash flows of  $78,880,  $45,579 and $88,437, respectively. The Company expects to continue to incur operating losses for the foreseeable future. As of March 12, 2020, the issuance date of the annual consolidated financial statements for the year ended December 31, 2019, the Company does not expect that its cash and cash equivalents, cash provided by financing activities (including those disclosed in Note 7) and the ability to draw down on its line of credit, will be sufficient to fund its operating expenses, capital expenditure requirements and debt service payments through March 12, 2021.

The Company plans to seek additional funding through equity financings or other capital sources, including collaborations with other companies or other strategic transactions. The Company may not be able to obtain financing on acceptable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders.

If the Company is unable to obtain funding, the Company will be forced to delay or reduce some of its product portfolio expansion efforts, which could adversely affect its business prospects, or the Company may be unable to continue operations. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all.

Based on its recurring losses from operations incurred, expectation of continuing operating losses for the foreseeable future, and need to raise additional capital to finance its future operations, as of the issuance date of the annual consolidated financial statements for the year ended December 31, 2019, the Company has concluded that there is substantial doubt about its ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company, which has opted out of using the extended transition period, difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates and assumptions reflected in the financial statements relate to and include, but are not limited to, the valuation of equity awards; fair value estimates of embedded derivatives; purchase price allocations, including fair value estimates of intangible assets and long-term contingent liabilities; the estimated useful lives of fixed assets and intangible assets, including internally developed software costs; and accrued expenses.

Acquisitions

The Company accounts for business combinations under the acquisition method of accounting, in accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations, which requires assets acquired and liabilities assumed to be recognized at their fair values on the acquisition date. Any excess of the fair value of purchase consideration over the fair value of the assets acquired less liabilities assumed is recorded as goodwill. The fair values of the assets acquired and liabilities assumed are determined based upon the valuation of the acquired business and involves management making significant estimates and assumptions.

Cash

Cash includes highly liquid checking and instant access internet banking accounts which are owned by the Company.

Cash Reserved for Users

The Company maintains separate bank accounts to segregate users’ funds from operational funds. In certain regulated jurisdictions, user funds are titled to DK Player Reserve, LLC, a wholly-owned subsidiary of the Company, which was organized in the State of Delaware, for the purpose of protect users’ funds in the event of creditor claims.

Receivables Reserved for Users

User deposit receivables are stated at the amount the Company expects to collect from a payment processor. These arise due to the timing differences between a user’s deposit and the receipt of the payment into the Company’s bank accounts. Receivables also arise as the result of the securitization policies of certain payment processors.

Property and Equipment, net

Property and equipment are carried at cost, net of accumulated depreciation. Depreciation is computed utilizing the straight-line method over the estimated useful life of the asset. Leasehold improvements depreciation is computed over the shorter of the lease term or estimated useful life of the asset. Additions and improvements are capitalized, while repairs and maintenance are expensed as incurred. Useful lives of each asset class are as follows:

Computer equipment and software	3 years
Furniture and fixtures	7 years
Leasehold improvements	Lesser of the lease terms or the estimated useful lives of the improvements, generally 1 – 10 years

Intangible Assets, Net

Intangible assets acquired in a business combination are recognized at fair value using generally accepted valuation methods deemed appropriate for the type of intangible asset acquired and reported net of accumulated amortization, separately from goodwill. Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives.

User Relationships

User relationships are finite-lived intangible assets which are amortized over their estimated useful lives, ranging from six months to eleven years. User relationships are typically generated through business combinations.

Internally Developed Software

Software that is developed for internal use is accounted for pursuant to ASC Topic 350‑40, Intangibles, Goodwill and Other — Internal-Use Software. Qualifying costs incurred to develop internal-use software are capitalized when (i) the preliminary project stage is completed, (ii) management has authorized further funding for the completion of the project and (iii) it is probable that the project will be completed and performed as intended. These capitalized costs include salaries for employees who devote time directly to developing internal-use software and external direct costs of services consumed in developing the software. Capitalization of these costs ceases once the project is substantially complete and the software is ready for its intended purpose. Internally developed software is amortized using the straight-line method over an estimated useful life of three years and the related amortization expense is classified as cost of revenue in the consolidated statements of operations.

State Licenses

The Company incurs costs in connection with operating in certain regulated jurisdictions, including applying for licenses, compliance costs and the purchase of business licenses. The cost of purchasing business licenses and subsequent renewals of business licenses are capitalized and amortized over the estimated useful life of the asset or straight-line method, whichever is greater.

Goodwill

The Company performs its annual impairment testing at December 31. In testing goodwill for impairment, the Company first considers qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit containing goodwill is less than its carrying value. Such qualitative factors include macroeconomic conditions, industry and market considerations, cost factors, entity-specific financial performance and other events, such as changes in management, strategy and primary user base. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, the Company performs a two-step goodwill impairment test. The two-step test starts with comparing the fair value of the reporting unit to the carrying amount of a reporting unit, including goodwill. If the fair value exceeds the carrying amount, no impairment loss is recognized. However, if the carrying amount of the reporting unit exceeds its fair value, the second step is performed to determine if goodwill is impaired. If the Company determines that goodwill is impaired, an impairment charge is recorded in the consolidated statements of operations. Based on the assessment performed during the years ended December 31, 2019 and 2018, the Company determined it was more likely than not that goodwill is not impaired.

Impairment of Long-Lived Assets

Long-lived assets, except for goodwill, consist of property and equipment and finite-lived acquired intangible assets, such as internal-use software, state licenses and user relationships. Long-lived assets, except for goodwill, are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. An impairment loss would be recognized when the estimated undiscounted future cash flows expected to result from the asset group are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset group over its fair value, determined based on discounted future cash flows. There were immaterial impairments related to previously capitalized software that were not placed in service during the years ended December 31, 2019 and 2018.

Equity Method Investment

The Company owns 46% of the common stock of DKFS, LLC. The Company uses the equity method to account for investments in which the Company has the ability to exercise significant influence over operating and financial policies of the investee, but do not control. The Company’s carrying value in the equity method investee is reflected in the caption “Equity method investment” on the consolidated balance sheets and changes in value are recorded in other income (expenses), net on the consolidated statements of operations. The Company’s judgment regarding the level of influence over the equity method investee includes considering key factors, such as ownership interest, representation on the board of directors, and participation in policy-making decisions.

Under the equity method, the Company’s investment is initially measured at cost and subsequently increased or decreased to recognize the Company’s share of income and losses of the investee, dividends received, capital contributions and distributions and impairment losses. The Company performs a qualitative assessment quarterly and recognizes an impairment if there are sufficient indicators that the fair value of the investment is less than carrying value.

Deposits

The Company has security deposits with the lessors of the Company’s operating facilities totaling $2,434 and $1,504 as of December 31, 2019 and 2018, respectively. These balances include approximately $403 held in a certificate of deposit collateralizing the amounts outstanding on the credit cards.

Liabilities to Users

The Company records liabilities for amounts due to users which consist of user deposits, plus contest winnings and prizes awarded, less user withdrawals, contest entry fees, and contest margin earned by the Company. The Company maintains separate bank accounts for the amounts due to users. Total user liabilities are fully reserved by the cash reserved for users and receivables reserved for users.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of operating cash and cash reserved for users. The Company maintains cash and cash reserves for users primarily across five financial institutions; however, the vast majority is held with one financial institution within separate bank accounts, which management believes to be of a high credit quality, in amounts that exceed federally insured limits. The Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Leases

The Company accounts for leases under the provisions of ASC Topic 840, Leases, which requires that leases be evaluated and classified as operating or capital leases for financial reporting purposes. The terms used for the evaluation include renewal option periods in instances in which the exercise of the renewal option can be reasonably assured and failure to exercise such option would result in an economic penalty. Leases are classified as capital leases whenever the terms of the lease transfer substantially all of the risks and rewards of ownership to the lessee. All other leases are recorded as operating leases. As of December 31, 2019 and 2018, all of the Company’s leases were operating leases.

The Company recognizes rent expense on operating leases on a straight-line basis over the non-cancellable lease term. Operating leases with landlord-funded leasehold improvements are considered tenant allowances and are amortized as a reduction of rent expense over the non-cancellable lease term. Deferred rent liability, which is calculated as the difference between contractual lease payments and the rent expense, is recorded in other long-term liabilities in the consolidated balance sheets.

Revenue Recognition

In 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014‑09, Revenue from Contracts with Customers (Topic 606) (“New Revenue Standard”). The New Revenue Standard requires companies to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the New Revenue Standard requires disclosures of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The Company adopted the New Revenue Standard effective January 1, 2019 using the modified retrospective method and the cumulative effect was immaterial to the consolidated financial statements. See Note 15 for a discussion of the effect of the New Revenue Standard on the consolidated financial statements.

The Company determines revenue recognition through the following steps:

•	Identifying the contract, or contracts, with the customer;
•	Identifying the performance obligations in the contract;
•	Determining the transaction price;
•	Allocating the transaction price to performance obligations in the contract; and
• Recognizing revenue when, or as, the Company satisfies performance obligations by transferring the promised good or services.

The Company is currently engaged in the business of digital sports entertainment and gaming and provides users with daily fantasy sports content and online gaming opportunities. The following is a description of the Company’s revenue streams:

Daily Fantasy Sports (“DFS”) is a peer-to-peer platform in which users compete against one another for prizes. Users pay an entry fee (ranging from $0 to $10,000 per user) to join an event and compete against each other in short-duration contests for cash prizes, where the prize money is distributed to the highest performing competitors in the contest as defined by the prize table. DFS revenue is generated from contest entry fees from users, net of amounts paid out as prizes and customer incentives. Sportsbook or Sports betting involves a user placing a bet by wagering money on an event at some fixed odds (“proposition”) determined by the Company. In the event the user wins, the Company pays out the bet. Sportsbook revenue is generated by setting odds such that there is a built-in theoretical margin in each proposition offered to the users. iGaming, or online casino, offerings typically include the full suite of games available in land-based casinos, such as blackjack, roulette and slot machines. For these offerings, the Company functions similarly to land-based casinos, generating revenue through hold, or gross winnings, as users play against the house.

DFS, Sportsbook and iGaming as described above create a single performance obligation for the Company to operate the contest and award payouts to users based on the contest results. Revenue is recognized at the end of the respective event. Additionally, frequent player rewards given to customers for participation in gaming contests create material rights and represent separate performance obligations. Player awards create a liability when issued to players and are recognized as revenue when redeemed.

Other revenue represents revenue generated from media services, advertising and sponsored content provided by the Company and other miscellaneous revenue generating Sportsbook operations. Advertising and sponsored games represent a series of distinct services that are combined into a single performance obligation. Revenue from all other sources is recognized as control is transferred which is generally when the services are rendered.

Transaction Price Considerations

Variable Consideration: Variability in the transaction price arises primarily due to market-based pricing and cash discounts. DraftKings offers loyalty programs, free plays, deposit bonuses, discounts, rebates or other rewards and incentives to its customers in the form of marketing and promotion activities. Revenue for DFS, Sportsbook and iGaming is collected prior to the contest and is fixed for the arrangement. Player awards are recognized when awarded to the player. Media contracts typically do not contain variable payments or consideration payable to the customer.

Allocation of transaction price to performance obligations: Contracts with customers may include multiple performance obligations. For such arrangements, the transaction price is allocated to performance obligations on a relative standalone selling price basis. Standalone selling prices are estimated based on observable data of the Company’s sales of such products and services to similar customers and in similar circumstances on a standalone basis. For DFS, Sportsbook and iGaming, the Company will allocate a portion of the transaction price to frequent player awards that create material rights. In addition, the Company will allocate a portion of the transaction price from qualifier events to the related live final event within the DFS revenue stream.

Certain costs to obtain or fulfill contracts

Under the New Revenue Standard, certain costs to obtain or fulfill a contract with a customer must be capitalized, to the extent recoverable from the associated contract margin, and subsequently amortized as the products or services are delivered to the customer. These costs are capitalized as contract acquisition costs and are amortized over the period of benefit to the customer. For the Company, the period of benefit has been determined to be less than or equal to 1 year. As such, the Company applied the practical expedient and contract acquisition costs are expensed immediately. Customer contract costs which do not qualify for capitalization as contract fulfillment costs are expensed as incurred.

Contract balances

Contract assets and liabilities represent the differences in the timing of revenue recognition from the receipt of cash from the Company’s customers and billings. Contract assets reflect revenue recognized and performance obligations satisfied in advance of customer billing. The Company currently does not have contractual terms that require it to satisfy or partially satisfy its performance obligations in advance of customer billings.

Deferred revenue relates to payments received in advance of the satisfaction of performance under the contract. The Company maintains various customer loyalty programs, which allows users to earn frequent player rewards for playing in DraftKings contests. Player awards represents a material right to the customer, and awards may be redeemed for future services. Player awards earned by users, but not yet redeemed, are included within liabilities to users on the consolidated balance sheets. When a user redeems awards, the Company recognizes income in revenue on the consolidated statements of operations.

Certain player awards do not expire, and the Company recognizes breakage (amounts not expected to be redeemed) to the extent there is no requirement for remitting balances to governmental agencies under unclaimed property laws. Revenue from breakage is recognized in proportion to customer redemptions. Revenue recognized related to breakage was $1,179,  $421 and $1,800 in 2019, 2018 and 2017, respectively.

Refer to Note 15 for further information, including changes in deferred revenue during the period.

Cost of Revenue

Cost of revenue consists primarily of variable costs. These include mainly (i) payment processing fees and chargebacks, (ii) product taxes, (iii) platform costs and (iv) revenue share / market access arrangements. The Company incurs payment processing costs on user deposits and occasionally chargebacks as a result of user complaints (chargebacks have not been material to date).

Sales and Marketing

Sales and marketing expenses consist primarily of expenses associated with advertising, strategic league and team partnerships and costs related to promotional contests (free contests funded entirely by the Company), including related personnel costs.

Product and Technology

Product and technology expenses consist of platform and software development costs prior to product launch, comprised mainly of product development and support personnel costs, including stock compensation expense, and related professional services, as well as depreciation of related hardware and software.

General and Administrative

General and administrative expenses consist primarily of administrative personnel costs, including executive salaries, stock compensation expense and benefits, professional services (including legal, regulatory, audit, licensing-related, deal-related consulting and lobbying services), rent and facilities maintenance, legal settlements and contingencies, insurance and depreciation of leasehold improvements and furniture and fixtures.

Advertising and Promotion Costs

Advertising costs and promotion costs are expensed as incurred and are included in sales and marketing expense in the consolidated statements of operations. During the years ended December 31, 2019, 2018 and 2017, advertising and promotion costs were $152,203,  $124,541 and $137,121, respectively.

Stock-based Compensation

The Company measures compensation expense for stock options and other stock awards in accordance with ASC Topic 718, Compensation — Stock Compensation. Stock-based compensation is measured at fair value on the grant date and recognized as compensation expense over the requisite service period. Generally, the Company issues stock options to employees with service-based, market based, or performance-based vesting conditions. For awards with only service- based vesting conditions, the Company records compensation cost for these awards using the straight-line method. For awards with performance-based vesting conditions, the Company recognizes compensation cost on a tranche- by tranche basis (the accelerated attribution method).

Under the provisions of ASC Topic 505‑50, Equity-Based Payments to Non-Employees, the Company measures stock-based awards granted to non-employees based on the fair value of the award on the date on which the related service is completed. Compensation expense is recognized over the period during which services are rendered by non-employees until completed. At the end of each financial reporting period prior to completion of the service, the fair value of these awards is remeasured using the then-current fair value of the Company’s common stock and updated assumption inputs in the Black-Scholes option-pricing model. The Company classifies stock-based compensation expense in its consolidated statements of operations in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified.

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax provision. Potential for recovery of deferred tax assets is evaluated by considering taxable income in carryback years, existing taxable temporary differences, prudent and feasible tax planning strategies and estimated future taxable profits.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate, as well as the related net interest and penalties.

Fair Value Measurements

Certain assets and liabilities are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.
•

Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

Earnings (loss) per share

Basic earnings (loss) per share (“EPS”) is calculated using the two-class method. Under the two-class method, basic earnings (loss) is computed by dividing net income (loss) available to common stockholders by the weighted-average number of common shares outstanding during the period after deducting contractual amounts of accretion on Series E‑1 and Series F preferred shares and excluding the effects of any potentially dilutive securities. Diluted loss per share is computed similar to basic loss per share, except that the denominator is increased to include the number of additional common shares that would have been outstanding if potential common shares had been issued if such additional common shares were dilutive. Since the Company had net losses for all the periods presented, basic and diluted loss per share are the same, and additional potential common shares have been excluded, as their effect would be anti-dilutive.

Recently Adopted Accounting Pronouncements

As noted in the Company’s Revenue Recognition accounting policy above, the Company adopted Accounting Standards Updates (“ASU”) No. 2014‑09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014‑09”) effective January 1, 2019. The guidance in ASU 2014‑09 and subsequently issued amendments outlines a comprehensive model for all entities to use in accounting for revenue arising from contracts with customers as well as required disclosures.

DraftKings adopted Topic 606, applying the modified retrospective method to all contracts that were not completed as of January 1, 2019. For contracts that were modified before the date of adoption, the Company elected to reflect the aggregate effect of all modifications when (i) identifying the satisfied and unsatisfied performance obligations, (ii) determining the transaction price, and (iii) allocating the transaction price to the satisfied and unsatisfied performance obligations. The comparative information has not been restated and continues to be reported under the accounting standards in effect for these periods. The Company expects the timing of revenue recognition for its significant revenue streams to remain substantially unchanged, with no material effect on revenue. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements. See Note 15 — Revenue Recognition, for further details.

In March 2016, the FASB issued ASU 2016‑09, Compensation — Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (“ASU 2016‑09”). The ASU is intended to simplify various aspects of accounting for share-based compensation arrangements, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. For example, the new guidance requires all excess tax benefits and tax deficiencies related to share-based payments to be recognized in income tax provision, and for those excess tax benefits to be recognized regardless of whether it reduces current taxes payable. The ASU also allows an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures as they occur. ASU 2016‑09 is effective for annual periods beginning after December 15, 2017. The Company adopted this ASU as of January 1, 2018 and elected to estimate the number of awards that are expected to vest. The Company included the impact of ASU 2016‑09 in its consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015‑17, Income Taxes (Topic 740) (“ASU 2015‑17”) to simplify the presentation of deferred taxes in a classified statement of financial position by requiring classification of all deferred tax positions as noncurrent, including valuation allowances, by jurisdiction. ASU 2015‑17 is effective for all other entities for fiscal years beginning after December 15, 2017 and interim periods within annual periods beginning after December 15, 2018. The Company adopted this ASU as of January 1, 2018 and all deferred tax positions are classified as noncurrent in the Company’s consolidated balance sheets.

Recent Accounting Pronouncements Not Yet Adopted

In December 2019, the FASB issued ASU 2019‑12, Simplifying the Accounting for Income Taxes. ASU 2019‑12 eliminates certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. The Update is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently in process of evaluating the impact of this new standard.

In August 2018, the FASB issued ASU 2018‑15, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350‑40). This Update addresses users’ accounting for implementation costs incurred in a cloud computing arrangement that is a service contract and also adds certain disclosure requirements related to implementation costs incurred for internal-use software and cloud computing arrangements. The amendment aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). This Update is effective for fiscal years beginning after December 15, 2020, and interim periods in annual periods beginning after December 15, 2021. The amendments in this Update can be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company is currently in the process of evaluating the impact of this new standard.

In June 2018, the FASB issued ASU No. 2018‑07, Compensation — Stock Compensation (Topic 718), to simplify the accounting for share-based payments to non-employees by aligning it with the accounting for share-based payments to employees, with certain exceptions. Under the new standard, equity-classified non-employee awards will be initially measured on the grant date and re-measured only upon modification, rather than at each reporting period. Measurement will be based on an estimate of the fair value of the equity instruments to be issued. The standard is effective in fiscal years beginning after December 15, 2019 and interim periods within fiscal years beginning after December 15, 2020. Early adoption is not permitted before an entity’s adoption of ASC 606. The Company is currently in the process of evaluating the impact of this new standard.

In February 2016, the FASB issued ASU No. 2016‑02, Leases (Topic 842) (“ASU 2016‑02”). ASU 2016‑02 increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016‑02 is effective for fiscal years beginning after December 15, 2019, and interim periods beginning after December 15, 2020. In November 2019, the FASB issued ASU 2019‑10, Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842), to delay the adoption date for ASU 2016‑02. ASU 2016‑02 is now effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Early adoption is still permitted. The Company is currently in the process of evaluating the impact of this new standard.